General Information	12 Months Ended
Dec. 31, 2024
Text block [abstract]
General Information
1.	GENERAL INFORMATION
ASE Technology Holding Co., Ltd. (the “Company”) is a corporation incorporated in Nanzih Technology Industrial Park under the laws of Republic of China (“R.O.C.”) starting from April 30, 2018 (date of incorporation). The Company and its subsidiaries (collectively referred to as the “Group”) offer a comprehensive range of semiconductors packaging, testing, and electronic manufacturing services (“EMS”).
The Company’s subsidiaries, Advanced Semiconductor Engineering, Inc. (symbol “2311”, “ASE”) and Siliconware Precision Industries Co., Ltd. (symbol “2325”, “SPIL”), entered into and executed a joint share exchange agreement to establish the Company and the Company acquired all issued and outstanding ordinary shares of ASE and SPIL on April 30, 2018. Both of ASE’s and SPIL’s ordinary shares have been delisted while the ordinary shares of the Company were listed starting from the same date under the symbol “3711”. In addition, ASE’s ordinary shares that have been traded on the New York Stock Exchange (the “NYSE”) under the symbol “ASX” in the form of American Depositary Shares (“ADS”) starting from September 2000 were exchanged as the Company’s ADSs under the same symbol “ASX” starting from April 30,
2018.
The Company’s subsidiaries, ASE and SPIL, were respectively approved by the competent authority to terminate their public offering in March and April of 2024.
The ordinary shares of the Company’s subsidiary, Universal Scientific Industrial (Shanghai) Co., Ltd. (“USISH”), have been listed on the Shanghai Stock Exchange under the symbol “601231” since February 2012.
The consolidated financial statements are presented in the Company’s functional currency, New Taiwan dollar (NT$).